Stockholders' Equity (Details) - Schedule of assets measured at fair value on a recurring basis - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Stockholders' Equity (Details) - Schedule of assets measured at fair value on a recurring basis [Line Items]
Carrying value	$ 63,804,000	$ 305,529,000
Gross Unrealized Holding Gain (Loss)			$ (7,000)
Money market funds [Member]
Stockholders' Equity (Details) - Schedule of assets measured at fair value on a recurring basis [Line Items]
Carrying value	63,804,000	305,529,000
Gross Unrealized Holding Gain (Loss)
Quoted Price Prices in Active Markets (Level 1) [Member]
Stockholders' Equity (Details) - Schedule of assets measured at fair value on a recurring basis [Line Items]
Carrying value	63,804,000	305,529,000
Gross Unrealized Holding Gain (Loss)	63,804,000	305,529,000
Quoted Price Prices in Active Markets (Level 1) [Member] | Money market funds [Member]
Stockholders' Equity (Details) - Schedule of assets measured at fair value on a recurring basis [Line Items]
Carrying value	63,804,000	305,529,000
Gross Unrealized Holding Gain (Loss)	$ 63,804,000	$ 305,529,000